Restricted Deposits	12 Months Ended
Dec. 31, 2025
Restricted Deposits [Abstract]
Restricted Deposits
6.	Restricted Deposits
Restricted deposits as of December 31, 2024 and 2025 are as follows:

			2024	2025
			In millions of won
Cash and cash equivalents	Escrow accounts	￦	3,280	3,082
	Deposits for government project and others		30,812	27,023
	Collateral provided for borrowings		211,522	263,685
	Collateral provided for lawsuits		54	2
	Deposits for transmission regional support program		8,959	3,498
	Deposits for other business purposes		4,187	22,064
Short-term financial instruments	Restriction on withdrawal related to ‘win-win growth program’ for small and medium enterprises and others		83,520	292,500
	Collateral provided for borrowings		85,569	23,614
	Bid Bond		—	68,010
Non-current financial assets at fair value through profit or loss	Decommissioning costs of nuclear power plants		296,496	257,649
Long-term financial instruments	Guarantee deposits for banking accounts at overseas branches		22	1
	Collateral provided for borrowings		6,500	18,245
	Decommissioning costs of nuclear power plants		660,000	730,004
	Small and Medium Enterprise Development Fund		—	4,000
Long-term deposit	Court Deposit		—	4,588
Other non-current financial assets	Deposits for other business purposes		9,150	6,359

		~~￦~~	1,400,071	1,724,324